WBI BullBear Value 3000 ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 86.3%
	Automobiles & Components - 6.5%
8,201	Autoliv, Inc.	$765,645
11,798	Lear Corp. +	1,645,703
		2,411,348
	Capital Goods - 6.5%
4,580	Comfort Systems USA, Inc.	668,497
1,610	Lockheed Martin Corp.	761,095
13,565	PACCAR, Inc.	992,958
		2,422,550
	Consumer Discretionary Distribution - 5.8%
3,020	Lowe's Companies, Inc.	603,909
10,627	Penske Automotive Group, Inc. +	1,507,015
		2,110,924
	Consumer Durables & Apparel - 2.9%
10,225	Lennar Corp. - Class A +	1,074,750
	Consumer Services - 8.3%
14,496	Texas Roadhouse, Inc. +	1,566,438
11,366	Yum! Brands, Inc.	1,501,221
		3,067,659
	Consumer Staples Distribution - 3.9%
29,547	The Kroger Co.	1,458,735
	Energy - 4.2%
11,642	Marathon Petroleum Corp.	1,569,691
	Financial Services 3.9%
6,464	Visa, Inc. - Class A	1,457,374
	Food, Beverage & Tobacco - 2.9%
4,224	Hershey Co.	1,074,628
	Health Care Equipment & Services - 9.9%
4,167	AmerisourceBergen Corp.	667,179
5,818	HCA Holdings, Inc.	1,534,090
4,102	McKesson Corp.	1,460,517
		3,661,786
	Materials - 4.6%
11,728	Eagle Materials, Inc.	1,721,084
	Semiconductors & Semiconductor Equipment - 11.0%
7,713	Analog Devices, Inc.	1,521,158
3,747	KLA-Tencor Corp.	1,495,690
5,606	NXP Semiconductors NV - ADR (a)	1,045,379
		4,062,227
	Software & Services - 3.9%
5,120	Accenture PLC - Class A - ADR (a)	1,463,347
	Technology Hardware & Equipment - 4.1%
18,651	Amphenol Corp. - Class A +	1,524,160
	Transportation - 2.1%
25,773	CSX Corp.	771,643
	Utilities - 5.8%
12,195	Ameren Corp. +	1,053,526
15,616	The Southern Co. +	1,086,561
		2,140,087
	TOTAL COMMON STOCKS (Cost $31,051,865)	31,991,993

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENT - 42.7%
15,823,912	U.S. Bank Money Market Deposit Account, 2.96%	15,823,912
	TOTAL SHORT TERM INVESTMENT (Cost $15,823,912)	15,823,912

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.3%
6,044,422	Mount Vernon Liquid Assets Portfolio, LLC, 5.00% (b)(c)	6,044,422
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,044,422)	6,044,422

	TOTAL INVESTMENTS - 145.3% (Cost $52,920,199)	53,860,327
	Liabilities in Excess of Other Assets - (45.3)%	(16,787,568)
	NET ASSETS - 100.0%	$37,072,759

+	All or portion of this security is on loan as of March 31, 2023. Total value of securities on loan is $5,979,187.
ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Foreign issued security. Foreign concentration is as follows: Ireland: 3.95%, Netherlands: 2.82%.
(b)	The rate quoted is the annualized seven-day yield as of March 31, 2023.
(c)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.